Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax® Short N100 Option Income Strategy ETF (YQQQ)

listed on The Nasdaq Stock Market, LLC

September 18, 2025

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”),

each dated February 28, 2025

Effective on October 1, 2025, all references in the Fund’s summary prospectus, prospectus and SAI to the frequency of the Fund’s payment of income distributions are hereby changed to reflect that the Fund will seek to make such distributions on a monthly or more frequent basis.

Please retain this Supplement for future reference.